Loans to Third Parties, Net (Details)						6 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 25, 2025 USD ($)	Oct. 06, 2024 USD ($)	Sep. 28, 2024 USD ($)	Jul. 26, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 14, 2024 USD ($)	Oct. 07, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 26, 2024 CNY (¥)
Loans to Third Parties, Net [Line Items]
Borrowing facility	$ 12,884,645					$ 12,884,645				$ 13,323,643
Repayments	$ 640,000	$ 150,000				$ 5,808,486	$ 1,110,124
Hangzhou Bota [Member]
Loans to Third Parties, Net [Line Items]
Loan amount					$ 826,822						¥ 6,000,000
Interest rate					3.92%
Maturity date					Jul. 19, 2025
Elefun Group [Member]
Loans to Third Parties, Net [Line Items]
Interest rate				5.00%
Borrowing facility				$ 5,000,000
Borrowing drew down								$ 1,700,000	$ 2,500,000
Mylar Industrial [Member]
Loans to Third Parties, Net [Line Items]
Interest rate			6.00%
Borrowing facility			$ 500,000
Borrowing drew down									$ 500,000
Remaining loans term						1 year